<SEQUENCE>1
<FILENAME>HANLON_2012q4.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hanlon Investment Management, Inc.
Address: 3393 Bargaintown Road, Suite 200
         Egg Harbor Township, NJ 08234

13F File Number:  028-14155

The instutitional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Ericson
Title:     CCO and General Counsel
Phone:     609-601-1200

Signature, Place, and Date of Signing:

 /s/ Thomas J. Ericson     Egg Harbor Township, NJ     February 11, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $271,391

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                          VALUE     SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY CAP MANGEMENT INC       COM	        35710409       421    30000 SH	SOLE		             30000	  0        0
CAPE BANCORP INC 	       COM	        139209100     1179   135626 SH	SOLE		            135626 	  0	   0
SELECT SECTOR SPDR TR          SBI MATERIALS    81369Y100      217     5769 SH  SOLE                          5769        0        0
CHEVRON CORP NEW	       COM	        166764100      497     4595 SH	SOLE		              4595	  0	   0
DREYFUS STRATEGIC MUNS INC     COM	        261932107      525    55000 SH	SOLE		             55000	  0	   0
ENVESTNET INC	               COM	        29404K106      140    10000 SH	SOLE		             10000	  0	   0
EXXON MOBIL CORP 	       COM	        30231G102      282     3264 SH	SOLE		              3264	  0	   0
GASTAR EXPL LTD 	       COM NEW	        367299203       29    24000 SH	SOLE		             24000	  0	   0
GENERAL ELECTRIC CO	       COM	        369604103      225    10727 SH	SOLE		             10727	  0	   0
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209      212     5328 SH  SOLE                          5328        0        0
ISHARES TR	               HIGH YLD CORP	464288513    77079   825695 SH	SOLE		            825695	  0	   0
ISHARES TR	               JPMORGAN USD     464288281    21064   171533 SH  SOLE                        171533        0        0
ISHARES TR                     MSCI ACWI INDX   464288257      206     4281 SH  SOLE                          4281        0        0
ISHARES TR 	               CORE S&P500 ETF  464287200      239     1673 SH  SOLE                          1673        0        0
MARKET VECTORS ETF TR	       EM LC CURR DBT	57060U522    16197   590054 SH  SOLE		            590054	  0	   0
PENN NATL GAMING INC	       COM	        707569109     4049    82449 SH	SOLE		             82449	  0	   0
PIMCO HIGH INCOME FD 	       COM SHS	        722014107      734    70000 SH	SOLE		             70000	  0	   0
PIONEER MUN HIGH INCOME ADV    COM	        723762100      774    50000 SH	SOLE		             50000	  0	   0
POWERSHARES GLOBAL ETF TRUST   SOVEREIGN DEBT	73936T573    21042   669065 SH	SOLE		            669065	  0	   0
POWERSHARES GLOBAL ETF TRUST   FDM HG YLD RAFI	73936T557    26072  1354307 SH  SOLE		           1354307	  0	   0
RAIT FINANCIAL TRUST	       COM NEW	        749227609       94    16666 SH	SOLE		             16666	  0	   0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506      217     3042 SH  SOLE                          3042        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      361    22004 SH  SOLE                         22004        0        0
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704      303     8004 SH  SOLE                          8004        0        0
SELECT SECTOR SPDR TR          SBI CONS DISCR   81369Y407      253     5338 SH  SOLE                          5338        0        0
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308      275     7885 SH  SOLE                          7885        0        0
SPDR SERIES TRUST	       BRC CNV SECS ETF	78464A359    21220   526553 SH	SOLE		            526553	  0	   0
SPDR SERIES TRUST	       BRC HGH YLD BD	78464A417    77112  1894655 SH	SOLE		           1894655	  0	   0
SPDR GOLD TRUST	               GOLD SHS	        78463V107      373     2300 SH	SOLE		              2300	  0	   0